As filed with the Securities and Exchange Commission on April 8, 2016.

Registration Nos. 333-136597

811-08946

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 35	☒
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 520	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943

(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage

Assistant Vice President

Pacific Life Insurance Company

700 Newport Center Drive Newport Beach, California 92660 (Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2016 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Voyages individual flexible premium variable annuity contracts.

Filing Fee: None

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, to delay the effective date of Post-Effective Amendment No. 34 to Registration Statement No. 333-136597 filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on February 12, 2016. Post-Effective Amendment No. 34 was scheduled to become effective on April 12, 2016. As stated on the cover page to this filing, this Post-Effective Amendment No. 35 is intended to become effective on May 1, 2016.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 35 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 8th day of April, 2016.

SEPARATE ACCOUNT A (Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

    Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 35 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

James T. Morris*	Director, Chairman, Chief Executive Officer and President	April 8, 2016

Adrian S. Griggs*	Executive Vice President and Chief Financial Officer	April 8, 2016

Sharon A. Cheever*	Director, Senior Vice President and General Counsel	April 8, 2016

Jane M. Guon*	Director, Vice President and Secretary	April 8, 2016

Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	April 8, 2016

Brian D. Klemens*	Vice President and Controller	April 8, 2016

Dewey P. Bushaw*	Executive Vice President	April 8, 2016

Joseph W. Krum*	Vice President and Treasurer	April 8, 2016

*By:	/s/ SHARON A. CHEEVER	April 8, 2016
Sharon A. Cheever
as attorney-in-fact

    (Powers of Attorney are contained in Pre-Effective Amendment No. 1 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-184973, Accession No. 0000950123-13-000795, filed on February 5, 2013, as Exhibit 13).

1